Satellites, Property and Other Equipment	9 Months Ended
Sep. 30, 2026
Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

9. SATELLITES, PROPERTY AND OTHER EQUIPMENT

For the nine months ended September 30, 2026, the Company had additions of $646.3 million (nine months ended September 30, 2025 — $524.6 million) primarily related to acquisitions associated with the LEO program.